Supplement dated March 7, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Risk Allocation Fund	10/1/2013
Effective on or about March 17, 2014, the following changes are made to the Fund’s prospectus:
Information under the caption “Investment Objective” in the "Summary of the Fund" section and the first sentence of "More Information About the Fund - Investment Objective" section is hereby superseded and replaced with the following:
Columbia Risk Allocation Fund (the Fund) pursues consistent total returns by seeking to allocate risks across multiple asset classes.
Information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund pursues its investment objective by allocating its investment risks across multiple asset class categories that may respond differently to various economic and market environments. Columbia Management Investment Advisers, LLC (the Investment Manager) employs a proprietary risk allocation process with the goal of generating attractive long-term risk-adjusted returns while attempting to respond to shorter term changes in market volatility and to enhance risk-adjusted returns by exploiting tactical opportunities that may exist within and across asset classes. Based on its allocation process, the Investment Manager invests the Fund's assets so that portfolio risk (measured by the Investment Manager's expectations regarding the volatility of each asset class) is allocated to equity assets, fixed income assets and inflation-hedging assets in a manner intended to generate attractive long-term risk-adjusted returns. (“Inflation-hedging” assets may include, but are not limited to, direct or indirect investments in commodity-related investments, including certain types of commodities-linked derivatives, and U.S. and non-U.S. inflation-linked bonds.) Generally, the Investment Manager will allocate a similar amount of risk to each of these asset class categories based on the Investment Manager’s expectations regarding the volatility associated with each asset class category and the expected risk-adjusted returns of these asset class categories. However, the Investment Manager may make tactical adjustments to the allocations within and among these asset class categories in an effort to increase expected returns and/or reduce expected risk.
The Investment Manager may use a variety of security and instrument types to gain exposure to the general asset class categories of equity assets, fixed income assets and inflation-hedging assets, including, but not limited to: common stocks, preferred stocks, convertible securities, corporate bonds, futures (including bond, currency, equity, index and interest rate futures), currency forwards, options, structured securities (including asset-backed securities, mortgage-backed securities, to-be-announced securities and collateralized loan obligations), dollar rolls, swaps (including credit default, credit default swap index, interest rate and total return swaps), exchange-traded funds (ETFs) (including both leveraged and inverse ETFs), exchange-traded notes (including both leveraged and inverse notes), commodity-linked, equity-linked and index-linked notes, sovereign debt obligations (including emerging market sovereign debt obligations), repurchase agreements, reverse repurchase agreements, commodity-related investments, inflation-linked bonds, U.S. Treasury bonds, currencies, closed-end funds, real estate investment trusts, and cash and cash equivalents. The Investment Manager will determine, in its discretion, the categorization of any investment (or portions thereof) within one or more of the three general asset categories. The Fund may invest in fixed income securities of any maturity (and does not seek to maintain a particular dollar-weighted average maturity) and of any credit quality, including investments that are rated below investment-grade (commonly referred to as “high yield securities” or “junk bonds”) or, if unrated, deemed to be of comparable quality. The Fund may invest without limitation in both developed and emerging market countries. The Fund may invest in companies that have market capitalizations of any size.
The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund's assets). The Fund may utilize significant amounts of leverage within certain asset classes in order to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework.
The Fund may also take short positions, for hedging or investment purposes, or in certain market conditions have no market positions (i.e., the Fund may hold only cash and cash equivalents) as determined by the Investment Manager.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets to meet its segregation obligations as a result of its investments in derivatives.
The Fund may invest in the securities and instruments described herein directly or indirectly through investments in other mutual funds and ETFs managed by the Investment Manager or its affiliates (such affiliated funds collectively, the Underlying Funds). In particular, the Fund currently expects to invest significantly in Columbia Commodity Strategy Fund, Columbia Global Inflation-Linked Bond Plus Fund and Columbia Real Estate Equity Fund but may also invest significantly in other Underlying Funds. Depending on current and expected market and economic conditions, the Fund may invest all of its assets in Underlying Funds.
The Investment Manager has considerable flexibility in the construction of the portfolio and may change the asset class mix frequently, including from day to day.
The Investment Manager employs proprietary quantitative and fundamental methods to choose investments, estimate portfolio risk, allocate portfolio risk, estimate expected returns and/or categorize investments among the general asset categories.
The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The following is added to “Principal Risks” in the “Summary of the Fund” and “More Information About the Fund” sections:
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.